UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                  FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

Investment Company Act file number 811- 5161

                DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                             New York, New York 10166
               (Address of principal executive offices) (Zip code)

                               Mark N. Jacobs, Esq.
                                 200 Park Avenue
                             New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 922-6000

Date of fiscal year end:    5/31


Date of reporting period:   11/30/03




                                  FORM N-CSR

ITEM 1.      REPORTS TO STOCKHOLDERS.

      Dreyfus New York Tax Exempt
      Intermediate Bond Fund

      SEMIANNUAL REPORT November 30, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            13   Statement of Assets and Liabilities

                            14   Statement of Operations

                            15   Statement of Changes in Net Assets

                            16   Financial Highlights

                            17   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                               Dreyfus New York
                                                        Tax Exempt Intermediate
                                                                      Bond Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus New York Tax Exempt Intermediate Bond Fund covers the six-month period from June 1, 2003, through November 30, 2003. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Monica Wieboldt.

Recent reports of marked improvement in the growth of U.S. Gross Domestic Product suggest to us that the economy has started to turn the corner. Tax cuts and low mortgage rates have put cash in consumers' pockets, and corporations have begun to increase spending and investment. As a result, after several years of falling interest rates and rising bond prices, the municipal bond market recently has become more volatile. As might be expected in a strengthening economy, securities that are more sensitive to their issuers' credit quality generally have outperformed those that tend to respond more to changes in interest rates.

Of course, we have seen upturns before, only to be disappointed when growth proved unsustainable over the longer term. However, based on recent data, we are cautiously optimistic about the current economic environment. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest the Dreyfus funds designed to meet your current needs, future goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,

/s/ Stephen E. Canter
Stephen E. Canter

Chairman and Chief Executive Officer

The Dreyfus Corporation

December 15, 2003


2

DISCUSSION OF FUND PERFORMANCE

Monica Wieboldt, Portfolio Manager

How did Dreyfus New York Tax Exempt Intermediate Bond Fund perform during the reporting period?

For the six-month period ended November 30, 2003, the fund achieved a total return of -0.90% .(1) The Lehman Brothers 7-Year Municipal Bond Index (the " Index"), the fund's benchmark, achieved a total return of 0.26% for the same period.(2) In addition, the fund is reported in the Lipper New York Intermediate Municipal Debt Funds category, which had an average total return of -0.26% for the same period.(3)

The municipal bond market became more volatile during the reporting period as investors adjusted to a stronger economy. While greater diversification across the maturity spectrum later helped protect the fund, our emphasis on the middle of the intermediate-term range and credit problems affecting a small number of holdings caused the fund's return to trail its Lipper category average. The fund also underperformed the Index, primarily because the Index contains bonds from many states, not just New York, and does not reflect transaction fees and other expenses.

What is the fund's investment approach?

The fund seeks as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes. When we believe that acceptable New York municipal obligations are unavailable for investment, the fund may invest temporarily in municipal obligations that pay income subject to New York state and New York city income taxes, but not federal income tax. The dollar-weighted average maturity of the fund's portfolio ranges between three and 10 years. Although the fund currently intends to invest only in investment-grade municipal bonds, or the unrated equiv-

                                                                    The Fund  3

DISCUSSION OF FUND PERFORMANCE (CONTINUED)

alent as determined by Dreyfus, it has the ability to invest up to 20% of its net assets in bonds rated below investment grade ("high-yield" or "junk" bonds) or the unrated equivalent as determined by Dreyfus.

The portfolio manager may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, the portfolio manager may assess the current interest-rate environment and the municipal bond' s potential volatility in different rate environments. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund' s assets may be allocated to "discount" bonds, which are bonds that sell at a price below their face value, or to "premium" bonds, which are bonds that sell at a price above their face value. The fund's allocation to either discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment. The portfolio manager also may look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund's performance?

Early in the reporting period, a rallying stock market and military success in Iraq helped alleviate some of the uncertainty that had pervaded the U.S. and New York economies. Nonetheless, the Federal Reserve Board reduced short-term interest rates in late June to a 45-year low of 1%. As a result, bond yields trended lower and prices rallied, contributing positively to the fund's total return.

However, stronger economic data in July raised concerns that inflationary pressures might reemerge, and municipal bond prices fell sharply, especially among intermediate-term bonds. The bond market recovered much of its lost ground in late August and September, as relatively weak employment data helped ease investors' fears, but remained volatile during October and November.

The fund avoided the full extent of the market's volatility during the summer downturn. However, its overall performance was hurt by our

4
focus on the middle of the intermediate-term maturity range and the effects of financial problems experienced by two of the fund's bonds. We have since sold one of the affected securities, and the fund has continued to hold the other while the issuer works toward a resolution of its credit problems. We also have moved toward more balanced weightings across the maturity spectrum.

What is the fund's current strategy?

Although New York state expects to face budget deficits in its 2005 and 2006 fiscal years, tax receipts recently have met or slightly exceeded budget projections, and New York City's fiscal condition appears to have stabilized for the time being.

However, because a stronger economy could lead to higher interest rates, we gradually have adopted a more defensive posture. For example, we increased holdings of bonds that are expected to retain more of their value if interest rates rise. In addition, we have reduced the fund's participation in certain yield-enhancement strategies that have the potential to magnify market volatility.

December 15, 2003

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-NEW YORK RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE. RETURN FIGURES PROVIDED REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S RETURN WOULD HAVE BEEN LOWER.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX IS AN UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE INVESTMENT-GRADE, GEOGRAPHICALLY UNRESTRICTED 7-YEAR TAX-EXEMPT BOND MARKET, CONSISTING OF MUNICIPAL BONDS WITH MATURITIES OF 6-8 YEARS. INDEX RETURNS DO NOT REFLECT THE FEES AND EXPENSES ASSOCIATED WITH OPERATING A MUTUAL FUND.

(3) SOURCE: LIPPER INC. -- CATEGORY AVERAGE RETURNS REFLECT THE FEES AND EXPENSES OF THE FUNDS COMPRISING THE AVERAGE.

                                                             The Fund  5

STATEMENT OF INVESTMENTS

November 30, 2003 (Unaudited)



STATEMENT OF INVESTMENTS

                                                                                               Principal
LONG-TERM MUNICIPAL INVESTMENTS--99.4%                                                        Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK--92.7%

Battery Park City Authority, Senior Revenue:

   5%, 11/1/2009                                                                              2,760,000                3,107,788

   5.25%, 11/1/2015                                                                           4,350,000                4,884,571

Buffalo:

   5%, 12/1/2012 (Insured; FGIC)                                                              1,800,000                1,988,604

   5.125%, 12/1/2014 (Insured; FGIC)                                                          2,820,000                3,098,362

Cattaraugus County Industrial Development Agency,

  Civic Facility Revenue

    (Saint Bonaventure University Project):

         5%, Series A, 9/15/2009                                                                745,000                  791,227

         5%, Series B, 9/15/2009                                                              1,055,000                1,120,463

         5%, Series A, 9/15/2010                                                                740,000                  775,276

         5%, Series B, 9/15/2010                                                              1,110,000                1,162,914
         5%, Series A, 9/15/2011                                                                825,000                  853,380

         5%, Series B, 9/15/2011                                                              1,160,000                1,199,904

         5%, 9/15/2012                                                                        1,225,000                1,250,737

Dutchess County Industrial Development Agency,

   IDR (IBM Project) 5.45%, 12/1/2029                                                         7,000,000                7,738,640

Hempstead Town Industrial

  Development Agency, RRR

  (American Ref Fuel Project)

   5%, 12/1/2010                                                                              5,000,000                5,316,400

Huntington Housing Authority,

  Senior Housing Facility Revenue

   (Gurwin Jewish Senior Residences) 5.50%, 5/1/2009                                          2,095,000                2,081,739

Long Island Power Authority,

  Electric System General Revenue:

      5%, 12/1/2005                                                                           2,475,000                2,626,742

      5%, 6/1/2006                                                                            1,135,000                1,214,756

      9.77%, 6/1/2009                                                                         5,000,000  (a,b)         6,484,850

      5.25%, 12/1/2014                                                                        2,640,000                2,883,540

Metropolitan Transportation Authority:

   State Service Contract
      5.25%, 1/1/2011 (Insured; FGIC)                                                         5,000,000                5,647,250

   Transit Revenue:

      5.50%, 11/15/2013 (Insured; AMBAC)                                                      4,220,000                4,881,696

      5.125%, 7/1/2014 (Insured; FSA)
         (Prerefunded 1/1/2012)                                                               1,830,000  (c)           2,061,952

      5.125%, 7/1/2014 (Insured; FSA)
         (Prerefunded 7/1/2012)                                                               3,820,000  (c)           4,322,483

      5.50%, 11/15/2014 (Insured; MBIA)                                                       2,190,000                2,532,976


6                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED)

Nassau County:

  General Improvement 5.10%, 11/1/2011

      (Insured; AMBAC)                                                                        3,725,000                4,106,626

   5.75%, 3/1/2013 (Insured; FSA)                                                             4,955,000                5,603,164

Nassau County Health Care Corp.,

   Health System Revenue
   6%, 8/1/2012 (Insured; FSA)                                                                4,000,000                4,625,960

Nassau County Interim Finance Authority (Sales Tax
   Secured) 4%, 11/15/2008 (Insured; MBIA)                                                    2,000,000                2,148,900

New York City:

   6.25%, 8/1/2009                                                                              340,000                  355,429

   5.25%, 6/1/2011                                                                            3,660,000                4,022,889

New York City Health and Hospital Corp.,

   Health System Revenue 5.25%, 2/15/2017                                                     1,550,000                1,586,564

New York City Housing Authority, Multi-Family

   Revenue 5.20%, 7/1/2004 (Insured; AMBAC)                                                   2,275,000                2,317,087

New York City Industrial Development Agency:

  Civic Facility Revenue
    (College of Aeronautics Project):

         5.10%, 5/1/2008                                                                        500,000                  534,950

         5.25%, 5/1/2010                                                                        555,000                  590,198

         5.30%, 5/1/2011                                                                        585,000                  614,466

   Industrial Development Revenue (Field Hotel
      Associates L.P. JFK Project) 5.80%, 11/1/2013                                           6,275,000  (d)           3,513,686

New York City Transit Authority,

  Metropolitan Transportation Authority,

  Triborough Bridge and Tunnel Authority, COP

   5.625%, 1/1/2013 (Insured; AMBAC)                                                          2,675,000                3,001,296

New York City Transitional
   Finance Authority, Revenue:

      5.25%, 11/1/2011 (Insured; MBIA)                                                        2,260,000                2,573,010

      9.21%, 5/1/2012                                                                         2,000,000  (a)           2,402,180

      (Future Tax Secured):

         5.25%, 8/1/2011                                                                      2,000,000                2,271,720

         5.25%, 11/15/2013                                                                    3,000,000                3,307,260

         5.375%, 2/15/2014                                                                    6,815,000                7,568,398

         5.75%, 2/15/2014
            (Prerefunded 2/15/2010)                                                           2,115,000  (c)           2,485,358

         5.75%, 2/15/2014                                                                     2,885,000                3,276,437

         5%, 11/15/2015 (Insured; FGIC)                                                       4,000,000                4,352,600

                                                                                                     The Fund  7

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED)

New York State 5%, 4/15/2009                                                                  4,000,000                4,464,320

New York State Dormitory Authority, Revenue:

   5.25%, 5/15/2012                                                                           6,100,000                6,688,223

   (Carmel Richmond Nursing Home)

      5%, 7/1/2015 (LOC; Allied Irish Bank PLC)                                               2,000,000                2,088,160

   (City University):

      5.70%, 7/1/2005                                                                         3,500,000                3,735,410

      5.75%, 7/1/2009 (Insured; FGIC)                                                         8,085,000                9,349,817

      5.75%, 7/1/2013 (Insured; AMBAC)                                                        3,000,000                3,512,490

      5.75%, 7/1/2016 (Insured; FGIC)                                                         2,000,000                2,267,820

   (Columbia University)

      5.375%, 7/1/2013                                                                        1,000,000                1,137,660

   (Department of Health):

      5.50%, 7/1/2005                                                                         1,000,000                1,043,250

      6%, 7/1/2005                                                                            2,500,000                2,675,225

      6%, 7/1/2006                                                                            2,350,000                2,592,802

   (FFT Senior Communities Inc.)

      5.70%, 5/13/2005 (LOC; KBC Bank, N.V.)                                                  2,100,000                2,210,418

   Lease (Court Facilities--Westchester County)

      5%, 8/1/2010                                                                            5,570,000                6,147,832

   (Manhattan College):

      5.50%, 7/1/2012                                                                         1,450,000                1,641,560

      5.50%, 7/1/2013                                                                         2,605,000                2,922,393

   (Memorial Sloan-Kettering Center)

      5%, 7/1/2016 (Insured; MBIA)                                                            2,460,000                2,661,425

   (Mental Health Services Facilities):

      6%, 8/15/2006 (Escrowed to Maturity)                                                       10,000                   11,162

      6%, 8/15/2006                                                                           3,310,000                3,657,087

   (Municipal Health Facilities Improvement Program)

      5.50%, 1/15/2013                                                                        1,350,000                1,515,348

   (New York University):

      5%, 7/1/2008 (Insured; MBIA)                                                            2,000,000                2,236,300

      5%, 7/1/2009 (Insured; MBIA)                                                            3,070,000                3,448,531

   (NYSARC Inc.)

      5%, 7/1/2012 (Insured; FSA)                                                             1,100,000                1,224,938

   (Park Ridge Housing Inc.)

      6.125%, 8/1/2015                                                                        2,875,000                3,218,505

   (Rivington House):

      4.50%, 11/1/2005                                                                        1,030,000                1,084,281

      4.50%, 11/1/2006                                                                        1,490,000                1,594,330

      5.25%, 11/1/2012                                                                        1,000,000                1,110,610

   (Saint Barnabas)

      5.25%, 8/1/2015 (Insured; AMBAC)                                                        2,135,000                2,351,062

8
                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED)

New York State Dormitory Authority,
  Revenue (continued):

    (School Districts Financing Program)

         5.25%, 4/1/2012 (Insured; MBIA)                                                      5,470,000                6,181,592

      (Schools Program):

         5.25%, 7/1/2010 (Insured; MBIA)                                                      1,670,000                1,878,500

         5.25%, 7/1/2011                                                                      1,435,000                1,574,841

      Secured Hospital (Interfaith Medical Center)

         5.375%, 2/15/2012 (Insured; MBIA)                                                    3,340,000                3,685,055

      (South Nassau Communities Hospital)

         5%, 7/1/2008                                                                         1,490,000                1,601,005

      State Personal Income Tax

         (Education) 5.375%, 3/15/2017                                                        5,000,000                5,547,550

      (State Service Contract--Albany County):

         5.10%, 4/1/2010                                                                      2,310,000                2,515,451

         5.25%, 4/1/2011                                                                      1,210,000                1,311,979

      (State University Educational Facility):

         5.25%, 5/15/2013 (Insured; FGIC)                                                     2,500,000                2,827,900

         5.75%, 5/15/2015 (Insured; FSA)

            (Prerefunded 5/15/2010)                                                           2,000,000  (c)           2,359,160

New York State Environmental Facilities Corp.:

  Revenue (Personal Income Tax)

      5.375%, 1/1/2015 (Insured; FGIC)                                                        2,000,000                2,249,180

   SWDR (Waste Management Project)

      4%, 5/1/2004                                                                            5,000,000                5,027,450

New York State Housing Finance Agency, Revenue

  (Service Contract Obligation)

   5.25%, 3/15/2011                                                                           3,465,000                3,723,281

New York State Local Government Assistance Corp.
   5.25%, 4/1/2016 (Insured; MBIA)                                                            1,480,000                1,667,205

New York State Power Authority, Revenue

   5%, 11/15/2008                                                                             2,765,000                3,102,247

New York State Thruway Authority:

  (Highway and Bridge Trust Fund):

      5.125%, 4/1/2015 (Insured; MBIA)                                                          635,000                  673,094

      5.75%, 4/1/2016 (Insured; FGIC)                                                         2,000,000                2,274,780

      5.25%, 4/1/2018 (Insured; FSA)                                                          3,500,000                3,814,020

   Service Contract Revenue

      (Local Highway and Bridge):

         5.625%, 4/1/2007                                                                     3,315,000                3,649,749

         5%, 3/15/2008                                                                        3,000,000                3,313,470

                                                                                                     The Fund  9

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED)

New York State Urban Development Corp.:

  Correctional and Youth Facilities,

    Service Contract Revenue:

         5%, 1/1/2008                                                                         2,000,000                2,207,620

         5%, 1/1/2011                                                                         5,000,000                5,465,600

         (Empire State Development Corp.)

            5%, 1/1/2009                                                                      3,000,000                3,270,930

   (Onondaga County Convention Project):

      6.25%, 1/1/2007                                                                         1,725,000                1,905,797

      6.25%, 1/1/2008                                                                         1,830,000                2,008,663

      6.25%, 1/1/2009                                                                         1,950,000                2,123,960

      6.25%, 1/1/2010                                                                         2,065,000                2,233,318

   State Personal Income Tax Revenue

      (State Facilities and Equipment)

      5.25%, 3/15/2011                                                                        5,000,000                5,617,450

Niagara County Industrial Development Agency,

   SWDR (American Ref Fuel Co.) 5.625%, 11/15/2014                                            1,350,000                1,419,296

Niagara Falls, City School District, COP, High School Facility

   5.625%, 6/15/2013 (Insured; MBIA)                                                          2,045,000                2,367,374

Onondaga County Industrial Development Agency, PCR

   (Anheuser-Busch Co. Inc. Project) 6.625%, 8/1/2006                                         4,000,000                4,461,400

Orange County Industrial Development Agency, Life Care
   Community Revenue (The Glen Arden Inc. Project):

      5.20%, 1/1/2005                                                                           225,000                  227,630

      5.30%, 1/1/2006                                                                           250,000                  253,860

      5.35%, 1/1/2007                                                                           225,000                  228,377

Port Authority of New York and New Jersey,

  Special Obligation Revenue

  (Special Project-JFK International Air Terminal)

   6.25%, 12/1/2009 (Insured; MBIA)                                                           1,200,000                1,389,024

Rensselaer Industrial Development Agency,

  IDR (Albany International Corp.)

   7.55%, 6/1/2007 (LOC; Fleet Trust Co.)                                                     2,000,000                2,324,720

Suffolk County Industrial Development Agency:

  IDR (Nissequogue Cogen Partners Facility)

      4.875%, 1/1/2008                                                                        1,815,000                1,880,776

   Solid Waste Disposal Facility Revenue:

      9.82%, 10/1/2005                                                                        4,590,000  (a,b)         5,276,297

      (Ogden Martin System--Huntington)

         5.55%, 10/1/2004 (Insured; AMBAC)                                                    4,540,000                4,701,079

Suffolk County Judicial Facilities Agency, Service
   Agreement Revenue (John P Cohalan Complex)
   5%, 4/15/2016 (Insured; AMBAC)                                                             2,720,000                2,935,995

10
                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED)

Tobacco Settlement Financing Corp.,

  Asset Backed, Revenue:

      5.50%, 6/1/2018                                                                         1,775,000                1,897,386

      5.50%, 6/1/2021                                                                         3,000,000  (e)           3,183,510

Triborough Bridge and Tunnel Authority:

   General Purpose Revenue 5%, 11/15/2011                                                     3,920,000                4,381,580

   Special Obligation 5.125%, 1/1/2015

      (Insured; MBIA) (Prerefunded 1/1/2014)                                                  3,000,000  (c)           3,366,600

United Nations Development Corp.
   (Senior Lien) 5.30%, 7/1/2010                                                              1,175,000                1,176,904

Westchester County Industrial
   Development Agency, RRR:

      Equity (Westchester Resco Co. Project)
         5.50%, 7/1/2009                                                                      2,650,000                2,790,530

      (Westchester Resco Co. Project)
         5.125%, 7/1/2006 (Insured; AMBAC)                                                    1,000,000                1,080,500

Yonkers, GO

   5.25%, 12/1/2015 (Insured; AMBAC)                                                          2,110,000                2,328,807

U.S. RELATED--6.7%

Children's Trust Fund of Puerto Rico,

  Tobacco Settlement Revenue Asset Backed Bonds:

      5.75%, 7/1/2012
         (Prerefunded 7/1/2010)                                                               2,000,000  (c)           2,346,900

      5.75%, 7/1/2013
         (Prerefunded 7/1/2010)                                                               3,000,000  (c)           3,520,350

Commonwealth of Puerto Rico:

   5.375%, 7/1/2005 (Escrowed To Maturity)                                                      175,000                  186,181

   5.375%, 7/1/2005                                                                           2,075,000                2,199,791

   5%, 7/1/2008                                                                               3,790,000                4,128,902

   Public Improvement
      5.50%, 7/1/2013 (Insured; FSA)                                                          2,500,000                2,905,425

Virgin Islands Public Finance Authority, Revenue

   Fund Loan Notes, Senior Lien
   5.50%, 10/1/2004                                                                           3,000,000                3,091,260

Virgin Islands Water and Power Authority,

  Electric System:

      5.125%, 7/1/2004                                                                        1,455,000                1,482,849

      5.125%, 7/1/2011                                                                        4,230,000                4,522,631
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $343,645,689)                                                             99.4%              361,742,168

CASH AND RECEIVABLES (NET)                                                                          .6%                2,166,249

NET ASSETS                                                                                       100.0%              363,908,417

                                                                                                     The Fund  11





STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

Summary of Abbreviations

AMBAC                American Municipal Bond             IDR                  Industrial Development Revenue

                     Assurance Corporation               LOC                  Letter of Credit

COP                  Certificate of Participation        MBIA                 Municipal Bond Investors Assurance

FGIC                 Financial Guaranty Insurance                                 Insurance Corporation

                         Company                         PCR                  Pollution Control Revenue

FSA                  Financial Security Assurance        RRR                  Resources Recovery Revenue

GO                   General Obligation                  SWDR                 Solid Waste Disposal Revenue





Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------
AAA                              Aaa                             AAA                                              45.0

AA                               Aa                              AA                                               34.9

A                                A                               A                                                11.1

BBB                              Baa                             BBB                                               6.7

Not Rated( f)                    Not Rated (f)                   Not Rated (f)                                     2.3

                                                                                                                 100.0



(A)  INVERSE   FLOATER   SECURITY--THE   INTEREST  RATE  IS  SUBJECT  TO  CHANGE
PERIODICALLY.

(B) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT NOVEMBER 30, 2003, THESE SECURITIES AMOUNTED TO $11,761,147 OR 3.2% OF NET ASSETS.

(C) BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND INTEREST ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE EARLIEST REFUNDING DATE.

(D)  NON-INCOME PRODUCING SECURITY--INTEREST PAYMENTS IN DEFAULT.

(E)  PURCHASED ON A DELAYED DELIVERY BASIS.

(F) SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S, HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.

12
STATEMENT OF ASSETS AND LIABILITIES

November 30, 2003 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--
   See Statement of Investments                       343,645,689   361,742,168

Cash                                                                    274,105

Interest receivable                                                   5,378,252

Receivable for shares of Beneficial Interest subscribed                   7,823

Prepaid expenses                                                          7,510

                                                                    367,409,858
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           225,699

Payable for investment securities purchased                           3,168,810

Payable for shares of Beneficial Interest redeemed                       66,786

Accrued expenses                                                         40,146

                                                                      3,501,441
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      363,908,417
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     343,364,236

Accumulated undistributed investment income--net                        213,764

Accumulated net realized gain (loss) on investments                   2,233,938

Accumulated net unrealized appreciation
  (depreciation) on investments                                      18,096,479
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      363,908,417
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(unlimited number of $.001 par value shares of Beneficial Interest authorized)
                                                                     19,481,849

NET ASSET VALUE, offering and redemption price per share--Note 3(d) ($)   18.68

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund  13

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      8,133,456

EXPENSES:

Management fee--Note 3(a)                                            1,112,202

Distribution fees and prospectus--Note 3(b)                            464,667

Shareholder servicing costs--Note 3(b)                                  82,256

Custodian fees                                                          21,797

Professional fees                                                       21,348

Trustees' fees and expenses--Note 3(c)                                  17,692

Registration fees                                                        6,598

Shareholders' reports                                                    4,414

Loan commitment fees--Note 2                                             1,536

Miscellaneous                                                           18,180

TOTAL EXPENSES                                                       1,750,690

Less--reduction in management fee
  due to undertaking--Note 3(a)                                      (267,048)

NET EXPENSES                                                         1,483,642

INVESTMENT INCOME--NET                                               6,649,814
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                              (395,522)

Net unrealized appreciation (depreciation) on investments         (10,026,999)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS            (10,422,521)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             (3,772,707)

SEE NOTES TO FINANCIAL STATEMENTS.

14
STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                        November 30, 2003           Year Ended
                                              (Unaudited)         May 31, 2003
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          6,649,814           14,823,123

Net realized gain (loss) on investments         (395,522)            4,657,958

Net unrealized appreciation
   (depreciation) on investments             (10,026,999)           12,494,249

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  (3,772,707)           31,975,330
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                        (6,598,177)         (14,754,158)

Net realized gain on investments                       --          (3,155,065)

TOTAL DIVIDENDS                               (6,598,177)         (17,909,223)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold                  32,393,171          80,331,492

Dividends reinvested                            5,121,349          14,158,008

Cost of shares redeemed                      (53,017,012)         (92,394,019)

INCREASE (DECREASE) IN NET ASSETS
   FROM BENEFICIAL INTEREST TRANSACTIONS     (15,502,492)           2,095,481

TOTAL INCREASE (DECREASE) IN NET ASSETS      (25,873,376)          16,161,588
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           389,781,793          373,620,205

END OF PERIOD                                 363,908,417          389,781,793

Undistributed investment income--net              213,764               37,548
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                     1,731,446           4,281,966

Shares issued for dividends reinvested            275,131             753,594

Shares redeemed                               (2,839,123)          (4,918,696)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   (832,546)              116,864

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund  15

FINANCIAL HIGHLIGHTS

The  following table describes the performance for the fiscal periods indicated.
Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                         Six Months Ended                                  Year Ended May 31,
                                        November 30, 2003           ----------------------------------------------------------------
                                               (Unaudited)          2003          2002(a)       2001           2000         1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               19.19         18.50         18.32         17.22          18.31         18.62

Investment Operations:

Investment income--net                                 .33(b)        .73(b)        .79(b)        .80            .81           .80

Net realized and unrealized

   gain (loss) on investments                         (.51)           .84          .18          1.10           (.97)         (.10)

Total from Investment Operations                      (.18)          1.57          .97          1.90           (.16)          .70

Distributions:

Dividends from investment
   income--net                                        (.33)          (.72)        (.79)         (.80)          (.81)         (.80)

Dividends from net realized
   gain on investments                                  --           (.16)          --          (.00)(c)       (.12)         (.21)

Total Distributions                                   (.33)          (.88)        (.79)         (.80)          (.93)        (1.01)

Net asset value, end of period                       18.68          19.19        18.50         18.32          17.22         18.31
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                      (.90)(d)       8.69         5.37         11.21           (.89)         3.75
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .80(e)         .80          .80           .80            .80           .80

Ratio of net investment income

   to average net assets                              3.59(e)        3.87         4.27          4.43           4.53          4.28

Decrease reflected in above
   expense ratios due
   to undertakings by
   The Dreyfus Corporation                             .14(e)         .15          .14           .15            .15           .14

Portfolio Turnover Rate                              18.37(d)       30.18        21.33         15.45          36.07         33.08
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                     363,908        389,782      373,620       343,561        300,629       366,526

(A)  AS REQUIRED, EFFECTIVE JUNE 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF
THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED MAY 31, 2002 WAS TO
INCREASE NET INVESTMENT INCOME PER SHARE AND DECREASE NET REALIZED AND
UNREALIZED GAIN (LOSS) ON INVESTMENTS BY LESS THAN $.01 AND INCREASE THE RATIO
OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.26% TO 4.27%. PER SHARE
DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JUNE 1, 2001 HAVE NOT
BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(D)  NOT ANNUALIZED.

(E)  ANNUALIZED.


SEE NOTES TO FINANCIAL STATEMENTS.
16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus New York Tax Exempt Intermediate Bond Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to provide investors with as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the fund' s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the "Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgement of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest

                                                                  The Fund  17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2003 was as follows: tax exempt income $14,754,158, ordinary income $28,395 and long-term capital gains $3,126,670. The tax character of current year distributions will be determined at the end of the current fiscal year.

18

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended November 30, 2003, the fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the fund' s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed 11_2% of the value of the fund's average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. The Manager had undertaken from June 1, 2003 to November 30, 2003 to reduce the management fee paid by the fund, to the extent that if the fund's aggregate annual expenses (exclusive of certain expenses as described above) exceed an annual rate of .80 of 1% of the value of the fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $267,048 during the period ended November 30, 2003.

(b) Under the Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, the fund pays the Distributor for distributing the fund's shares, servicing shareholder accounts and for advertising and marketing relating to the fund. The Plan provides for payments to be made at an annual aggregate rate of .25 of 1% of the value of the fund's average daily net assets. The Distributor determines the amounts, if
                                                        The Fund  19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

any, to be paid to Service Agents (a securities dealer, financial institution or other industry professional) under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. The Plan also separately provides for the fund to bear the costs of preparing, printing and distributing certain of the fund's prospectuses and statements of additional information and costs associated with implementing and operating the Plan, not to exceed the greater of $100,000 or .005 of 1% of the value of the fund' s average daily net assets for any full fiscal year. During the period ended November 30, 2003, the fund was charged $463,418 pursuant to the Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2003, the fund was charged $50,487 pursuant to the transfer agency agreement.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Effective October 15, 2003, annual retainer fees and attendance fees are allocated to each fund based on net assets. Prior to October 15, 2003, each trustee who is not an "affiliated person" as defined in the Act, received from the fund an annual fee of $2,500 and an attendance fee of $500 per meeting for services to the fund. The Chairman of the Board received an additional 25% of such compensation and continues to do so under the new compensation structure.

(d) A 1% redemption fee is charged and retained by the fund on shares redeemed within thirty days following the date of issuance, including redemptions made through the use of the fund's exchange privilege. During the period ended November 30, 2003, redemption fees charged and retained by the fund amounted to $1,426.

20
NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2003, amounted to $66,734,158 and $74,738,821, respectively.

At November 30, 2003, accumulated net unrealized appreciation on investments was $18,096,479, consisting of $21,163,190 gross unrealized appreciation and $3,066,711 gross unrealized depreciation.

At November 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund  21

                        For More Information

                        Dreyfus New York
                        Tax Exempt Intermediate
                        Bond Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2004 Dreyfus Service Corporation                                  705SA1103




ITEM 2.      CODE OF ETHICS.

            Not applicable.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

            Not applicable.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.      [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.      [RESERVED]

ITEM 9.      CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1)      Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND

By:   /S/STEPHEN E. CANTER
      Stephen E. Canter
      President

Date:  January 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/STEPHEN E. CANTER
      Stephen E. Canter
      Chief Executive Officer

Date:  January 23, 2004

By:   /S/JAMES WINDELS
      James Windels
      Chief Financial Officer

Date:  January 23, 2004

                                EXHIBIT INDEX

     (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

     (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)